Liquidity	12 Months Ended
Dec. 31, 2020
Liquidity
Liquidity

(E.3) Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are generally classified as FVTPL. Generally, all other financial assets with cash flows consisting solely of principal and interest are classified as AC because we follow a conservative investment approach, safeguarding our liquidity by ensuring the safety of principal investment amounts.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

-   For cash at banks, time deposits, and debt securities such as acquired bonds and commercial paper (CP), we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

-   Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Included in other financial liabilities are customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, time deposits, and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, CP, private placements, and bonds. Net debt is group liquidity less financial debt.

Group Liquidity and Net Debt

€ millions	2020	2019	∆
/ Cash and cash equivalents	5,311	5,314	-4
Current time deposits and debt securities	1,470	67	1,402
Group liquidity	6,781	5,382	1,399
Current financial debt	-1,482	-2,529	1,046
Non-current financial debt	-11,801	-11,139	-662
Financial debt	-13,283	-13,668	384
Net debt (–)	-6,503	-8,286	1,783

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net debt.

Cash and Cash Equivalents

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	2,732	0	2,732	2,877	0	2,877
Time deposits	927	0	927	1,093	0	1,093
Money market and other funds	1,655	0	1,655	1,347	0	1,347
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	5,311	0	5,311	5,314	0	5,314

Non-Derivative Financial Debt Investments

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,448	0	1,448	44	0	44
Debt securities	24	0	24	27	0	27
Financial instruments related to employee benefit plans	0	162	162	0	183	183
Loans and other financial receivables	83	107	190	100	117	217
Expected credit loss allowance	-3	0	-3	-3	0	-3
Non-derivative financial debt investments	1,552	269	1,822	167	300	467
/ Other financial assets	1,635	3,512	5,147	297	2,336	2,633
Non-derivative financial debt investments as % of / other financial assets	95	8	35	56	13	18

Time deposits with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of acquired CP and acquired bonds of mainly financial and non-financial corporations and municipalities.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

€ millions	2020					2019
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	500	9,844	500	9,868	10,369	1,150	8,367	1,150	8,283	9,433
Private placement transactions	0	707	0	742	742	258	772	259	808	1,067
Commercial Papers	930	0	931	0	931	1,100	0	1,100	0	1,100
Bank loans	52	1,250	52	1,250	1,302	21	2,000	22	1,995	2,017
Financial debt	1,482	11,801	1,484	11,860	13,344	2,529	11,139	2,531	11,086	13,617
/ Financial liabilities			2,348	13,605	15,953			3,273	12,923	16,196
Financial debt as % of / financial liabilities			63	87	84			77	86	84

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 0.87% in 2020, 1.09% in 2019, and 1.33% in 2018.

For more information about the risk associated with our financial liabilities, see Note (F.1). For more information about fair values, see Note (F.2).

Bonds

	2020							2019
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	998	997
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	1,006	985
Eurobond 11 – 2015	2020	100.000%	0.000% (var.)	0.07%		€650	0	650
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	597	596
Eurobond 14 – 2018	2021	100.519%	0.000% (var.)	-0.15%		€500	500	501
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	498	498
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	510	491
Eurobond 17 – 2018	2020	100.024%	0.000% (var.)	-0.01%		€500	0	500
Eurobond 18 – 2018	2022	99.654%	0.250% (fix)	0.36%		€900	899	898
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	845	844
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	1,009	982
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,279	1,224
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	599	0
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	596	0
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	789	0
Eurobonds							10,125	9,166
USD bond - 2018	2025	100.000%	0.721% (var.)	0.83%	US$	300	243	267
Bonds							10,369	9,433

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2020						2019
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 6 – 2012	2020	2.82% (fix)	2.86%	US$	290	0	259
Tranche 7 – 2012	2022	3.18% (fix)	3.22%	US$	444.5	373	406
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	281	305
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	88	97
Private placements						742	1,067

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

Commercial Paper

The net proceeds from our commercial paper program (Commercial Paper, or CP) are being used for general corporate purposes, including dividends and share repurchases. As at December 31, 2020, we had €930 million of CP outstanding with maturities generally less than six months and the carrying amount amounted to €931 million (December 31, 2019: €1,100.5 million). The weighted average interest rate of our CP was -0.40% as at December 31, 2020 (December 31, 2019: -0.38)%.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

€ millions	1/1/2020	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2020
			Combinations	Currency	Changes
Current financial debt	2,529	-2,282	2	-17	0	1,251	1,482
Non-current financial debt	11,139	2,000	1	-88	0	-1,251	11,801
Financial debt (nominal volume)	13,668	-282	2	-105	0	0	13,283
Basis adjustment	13	0	0	-4	117	0	126
Transaction costs	-64	-16	0	0	0	14	-66
Financial debt (carrying amount)	13,616	-298	2	-109	117	14	13,344
Accrued interest	67	0	0	0	0	-6	61
Interest rate swaps	7	0	0	2	-123	0	-114
Lease[1]	2,204	-378	15	-125	0	404	2,120
Total liabilities from financing activities	15,895	-675	17	-233	-5	413	15,411

[1] Other includes new lease liabilities

€ millions	1/1/2019	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2019
			Combinations	Currency	Changes
Current financial debt	759	-188	0	-6	0	1,963	2,529
Non-current financial debt	10,572	2,500	0	30	0	-1,963	11,139
Financial debt (nominal volume)	11,331	2,312	0	25	0	0	13,668
Basis adjustment	42	0	0	1	-30	0	13
Transaction costs	-70	0	0	0	0	5	-64
Financial debt (carrying amount)	11,303	2,312	0	25	-30	5	13,616
Accrued interest	47	0	0	1	0	19	67
Interest rate swaps	-7	0	0	0	14	0	7
Lease[1]	2,168	-403	52	38	0	348	2,204
Total liabilities from financing activities	13,512	1,910	52	64	-16	373	15,895

[1] Other includes new lease liabilities